Organization and basis of financial statements (Tables)	6 Months Ended
Sep. 30, 2021
Organization and basis of financial statements
Summary of the Company's subsidiaries and the VIEs

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the
Name of Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding

VIE and VIE’s Subsidiary:			Indirect
Wuxi Kingway Technology Co., Ltd. ( “Wuxi Wangdao”)	June 6, 2013	PRC	100%	Vocational online education and technology services
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services

Summary of financial statement balances and amounts of the Company's VIE were included in the accompanying consolidated financial statements

	As of
	September 30, 2021	March 31, 2021
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$18,770,098	$14,716,543
Accounts receivable, net	50,246	83,980
Prepayments	2,947,104	1,657,531
Amounts due from related parties	—	850,517
Total current assets	21,767,448	17,308,571
Non-current assets:
Property and equipment, net	12,462,098	13,725,957
Intangible assets, net	16,938,440	20,416,461
Goodwill	4,581,112	—
Long-term prepayments and other non-current assets	—	28,406
Total non-current assets	33,981,650	34,170,824
TOTAL ASSETS	$55,749,098	$51,479,395
Current liabilities:
Accounts payable	$122,119	$113,707
Taxes payable	292,532	448,485
Accrued expenses	5,112,480	385,292
Deferred tax liabilities	43,234	—
Deferred revenue-current	9,270,561	11,456,667
Total current liabilities:	14,840,926	12,404,151
Non-current liabilities:
Deferred revenue-noncurrent	—	312,896
Total non-current liabilities	—	312,896
TOTAL LIABILITIES	$14,840,926	$12,717,047

	For the six months ended September 30,
	2021	2020
	(Unaudited)	(Unaudited)
Revenue	$11,851,792	$15,313,780
Net income	$1,640,698	$5,403,520

	For the six months ended September 30,
	2021	2020
	(Unaudited)	(Unaudited)
Net cash provided by operating activities	$4,630,397	$8,823,006
Net cash used in investing activities	(598,310)	(6,242,349)
Net cash provided by financing activities	—	—
Effects of exchange rate changes on cash	21,468	1,367,444
Net cash inflow	$4,053,555	$3,948,101